Fair Values of Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents - Carrying Value	$ 33,751	$ 26,367
Securities available-for-sale - Carrying Value	187,475	186,962
Loans held-for-sale - Carrying Value	323	0
Loans receivable, net - Carrying Value	428,560	393,396
Federal Home Loan Bank stock - Carrying Value	3,086	3,086
Accrued interest receivable - Carrying Value	2,483	2,554
Financial liabilities:
Non-interest bearing deposits - Carrying Value	75,228	55,577
Interest bearing deposits - Carrying Value	491,181	471,304
Repurchase agreements - Carrying Value	16,298	15,395
Borrowed funds - Carrying Value	33,207	36,618
Accrued interest payable - Carrying Value	52	67
Financial assets:
Cash and cash equivalents - Estimated Fair Value	33,751	26,367
Securities available-for-sale - Estimated Fair Value	187,475	186,962
Loans held-for-sale - Estimated Fair Value	332	0
Loans receivable, net - Estimated Fair Value	429,733	394,385
Federal Home Loan Bank stock - Estimated Fair Value	3,086	3,086
Accrued interest receivable - Estimated Fair Value	2,483	2,554
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	75,228	55,577
Interest bearing deposits - Estimated Fair Value	491,295	471,622
Repurchase agreements - Estimated Fair Value	16,310	15,407
Borrowed funds - Estimated Fair Value	33,658	37,270
Accrued interest payable - Estimated Fair Value	52	67
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	33,751	26,367
Securities available-for-sale - Estimated Fair Value	0	0
Loans held-for-sale - Estimated Fair Value	332	0
Loans receivable, net - Estimated Fair Value	0	0
Federal Home Loan Bank stock - Estimated Fair Value	0	0
Accrued interest receivable - Estimated Fair Value	0	0
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	75,228	55,577
Interest bearing deposits - Estimated Fair Value	319,520	294,382
Repurchase agreements - Estimated Fair Value	10,131	8,722
Borrowed funds - Estimated Fair Value	207	617
Accrued interest payable - Estimated Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	0	0
Securities available-for-sale - Estimated Fair Value	186,083	185,601
Loans held-for-sale - Estimated Fair Value	0	0
Loans receivable, net - Estimated Fair Value	0	0
Federal Home Loan Bank stock - Estimated Fair Value	3,086	3,086
Accrued interest receivable - Estimated Fair Value	2,483	2,554
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	0	0
Interest bearing deposits - Estimated Fair Value	171,775	177,240
Repurchase agreements - Estimated Fair Value	6,179	6,685
Borrowed funds - Estimated Fair Value	33,451	36,653
Accrued interest payable - Estimated Fair Value	52	67
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and cash equivalents - Estimated Fair Value	0	0
Securities available-for-sale - Estimated Fair Value	1,392	1,361
Loans held-for-sale - Estimated Fair Value	0	0
Loans receivable, net - Estimated Fair Value	429,733	394,385
Federal Home Loan Bank stock - Estimated Fair Value	0	0
Accrued interest receivable - Estimated Fair Value	0	0
Financial liabilities:
Non-interest bearing deposits - Estimated Fair Value	0	0
Interest bearing deposits - Estimated Fair Value	0	0
Repurchase agreements - Estimated Fair Value	0	0
Borrowed funds - Estimated Fair Value	0	0
Accrued interest payable - Estimated Fair Value	$ 0	$ 0